Stockholders' Deficit	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Deficit

Note 9 Stockholders ' Deficit

The total common shares outstanding as of December 31, 2016 was 114,815,781 and total preferred shares outstanding as of December 31, 2016 was 500,000,000.

The preferred shares have voting power equal to 51 percent of the total combined voting power of all classes of stock entitled to vote on any matter. These shares do not hold any liquidation, dividend or conversion rights.

In the year ended December 31, 2016, the Company issued 16,500,000 shares of common stock to convert $412,500 in outstanding convertible notes.